Condensed Consolidating Financial Statements	12 Months Ended
Dec. 31, 2015
Condensed Consolidating Financial Statements [Abstract]
Condensed Consolidating Financial Statements
Condensed Consolidating Financial Statements

In connection with our acquisition of NYSE, Intercontinental Exchange, Inc., or ICE, and NYSE Holdings LLC, or NYSE Holdings, established various guarantees to protect against structural subordination of each entities’ existing indebtedness. NYSE Holdings is our wholly-owned subsidiary and fully and unconditionally guarantees, on an unsecured and unsubordinated basis, the payment of principal, premium, if any, and interest of our Amended Credit Facility, Commercial Paper Program and our senior notes. Similarly, ICE fully and unconditionally guarantees, on an unsecured and unsubordinated basis, the payment of principal, premium, if any, and interest of the NYSE USD Notes. The guarantees will remain in place until each applicable debt obligation has been satisfied.

The following consolidating financial information sets forth, under the equity method of accounting, the condensed consolidating statements of income and comprehensive income, the condensed consolidating balance sheets, and the condensed consolidating statements of cash flows for (i) ICE (Parent); (ii) NYSE Holdings; (iii) the subsidiary non-guarantors; (iv) elimination entries necessary to consolidate each of ICE (Parent) and NYSE Holdings with the non-guarantor subsidiaries; and (v) on a consolidated basis. As discussed in Note 1, we were formed on March 6, 2013 for purposes of effecting the acquisition of NYSE. Therefore, the condensed consolidating statements for periods prior thereto reflect how these statements would have been presented had we been established for all periods presented. The condensed consolidating financial statements only include activity related to NYSE for the period subsequent to November 13, 2013, the closing date of the NYSE acquisition, for the condensed consolidating statements of income, comprehensive income and cash flows. The condensed consolidating financial information should be read in conjunction with the accompanying consolidated financial statements.

Intercontinental Exchange, Inc.
Condensed Consolidating Balance Sheets
As of December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$1	$—	$626	$—	$627
Intercompany receivable	3,176	—	—	(3,176)	—
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Notes receivable from affiliate, current	—	705	77	(782)	—
Other current assets	5	—	1,512	—	1,517
Total current assets	3,182	705	53,384	(3,958)	53,313
Property and equipment, net	—	—	1,037	—	1,037
Other non-current assets:
Goodwill and other intangible assets, net	—	—	22,837	—	22,837
Investment in subsidiaries	21,120	9,840	—	(30,960)	—
Notes receivable from affiliate, non-current	—	3,128	3,370	(6,498)	—
Other non-current assets	20	10	770	—	800
Total other non-current assets	21,140	12,978	26,977	(37,458)	23,637
Total assets	$24,322	$13,683	$81,398	$(41,416)	$77,987

Current liabilities:
Short-term debt	$2,591	$—	$—	$—	$2,591
Margin deposits and guaranty funds	—	—	51,169	—	51,169
Intercompany payable	—	1,784	1,392	(3,176)	—
Notes payable to affiliates, current	358	—	424	(782)	—
Other current liabilities	36	—	947	—	983
Total current liabilities	2,985	1,784	53,932	(3,958)	54,743
Non-current liabilities:
Long-term debt	3,865	852	—	—	4,717
Notes payable to affiliates, non-current	2,629	741	3,128	(6,498)	—
Other non-current liabilities	35	—	3,617	—	3,652
Total non-current liabilities	6,529	1,593	6,745	(6,498)	8,369
Total liabilities	9,514	3,377	60,677	(10,456)	63,112
Redeemable non-controlling interest	—	—	35	—	35

Equity:
Total shareholders' equity	14,808	10,306	20,654	(30,960)	14,808
Non-controlling interest in consolidated subsidiaries	—	—	32	—	32
Total equity	14,808	10,306	20,686	(30,960)	14,840
Total liabilities and equity	$24,322	$13,683	$81,398	$(41,416)	$77,987

Intercontinental Exchange, Inc.
Condensed Consolidating Balance Sheets
As of December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Current assets:
Cash and cash equivalents	$6	$5	$641	$—	$652
Intercompany receivable	2,793	—	529	(3,322)	—
Margin deposits and guaranty funds	—	—	47,458	—	47,458
Notes receivable from affiliate, current	—	313	31	(344)	—
Other current assets	60	1,173	949	(60)	2,122
Total current assets	2,859	1,491	49,608	(3,726)	50,232
Property and equipment, net	—	—	874	—	874
Other non-current assets:
Goodwill and other intangible assets, net	—	—	16,315	—	16,315
Investment in subsidiaries	13,682	9,572	—	(23,254)	—
Notes receivable from affiliate, non-current	—	2,790	1,516	(4,306)	—
Other non-current assets	13	11	809	—	833
Total other non-current assets	13,695	12,373	18,640	(27,560)	17,148
Total assets	$16,554	$13,864	$69,122	$(31,286)	$68,254

Current liabilities:
Short-term debt	$905	$1,137	$—	$—	$2,042
Margin deposits and guaranty funds	—	—	47,458	—	47,458
Intercompany payable	—	1,933	1,389	(3,322)	—
Notes payable to affiliates, current	344	—	—	(344)	—
Other current liabilities	30	—	966	(60)	936
Total current liabilities	1,279	3,070	49,813	(3,726)	50,436
Non-current liabilities:
Long-term debt	1,382	853	—	—	2,235
Notes payable to affiliates, non-current	1,516	—	2,790	(4,306)	—
Other non-current liabilities	17	—	3,009	—	3,026
Total non-current liabilities	2,915	853	5,799	(4,306)	5,261
Total liabilities	4,194	3,923	55,612	(8,032)	55,697
Redeemable non-controlling interest	—	—	165	—	165

Equity:
Total shareholders' equity	12,360	9,941	13,313	(23,254)	12,360
Non-controlling interest in consolidated subsidiaries	—	—	32	—	32
Total equity	12,360	9,941	13,345	(23,254)	12,392
Total liabilities and equity	$16,554	$13,864	$69,122	$(31,286)	$68,254

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing fees, net	$—	$—	$3,228	$—	$3,228
Data services fees	—	—	871	—	871
Listing fees and other revenues	—	—	583	—	583
Total revenues	—	—	4,682	—	4,682
Transaction-based expenses	—	—	1,344	—	1,344
Total revenues, less transaction-based expenses	—	—	3,338	—	3,338
Operating expenses:
Compensation and benefits	1	—	610	—	611
Technology and communication	—	—	203	—	203
Acquisition-related transaction and integration costs	12	—	76	—	88
Selling, general, administrative and other	1	—	311	—	312
Depreciation and amortization	—	—	374	—	374
Total operating expenses	14	—	1,574	—	1,588
Operating income (loss)	(14)	—	1,764	—	1,750
Total other expense, net	(44)	(23)	(30)	—	(97)
Income (loss) from continuing operations before income taxes	(58)	(23)	1,734	—	1,653
Income tax expense (benefit)	—	—	358	—	358
Equity earnings from subsidiaries	1,332	417	—	(1,749)	—
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Net income attributable to non-controlling interest	—	—	(21)	—	(21)
Net income attributable to ICE	$1,274	$394	$1,355	$(1,749)	1,274

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$1,274	$394	$1,376	$(1,749)	$1,295
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	(58)	—	(58)
Change in fair value of available-for-sale securities	—	—	(81)	—	(81)
Comprehensive income from equity method investment	—	—	2	—	2
Employee benefit plan adjustments	—	—	(5)	—	(5)
Total other comprehensive loss	—	—	(142)	—	(142)
Comprehensive loss of subsidiaries	(142)	(18)	—	160	—
Comprehensive income	1,132	376	1,234	(1,589)	1,153
Comprehensive income attributable to non-controlling interests	—	—	(21)	—	(21)
Comprehensive income attributable to ICE	$1,132	$376	$1,213	$(1,589)	$1,132

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing fees, net	$—	$—	$3,144	$—	$3,144
Data services fees	—	—	691	—	691
Listing fees and other revenues	—	—	517	—	517
Total revenues	—	—	4,352	—	4,352
Transaction-based expenses	—	—	1,260	—	1,260
Total revenues, less transaction-based expenses	—	—	3,092	—	3,092
Operating expenses:
Compensation and benefits	1	—	591	—	592
Technology and communication	—	—	188	—	188
Acquisition-related transaction and integration costs	—	12	117	—	129
Selling, general, administrative and other	1	—	401	—	402
Depreciation and amortization	—	—	333	—	333
Total operating expenses	2	12	1,630	—	1,644
Operating income (loss)	(2)	(12)	1,462	—	1,448
Total other income (expense), net	(17)	(45)	21	—	(41)
Income (loss) from continuing operations before income taxes	(19)	(57)	1,483	—	1,407
Income tax expense (benefit)	(2)	—	404	—	402
Equity earnings from subsidiaries	998	535	—	(1,533)	—
Income (loss) from continuing operations	981	478	1,079	(1,533)	1,005
Income from discontinued operations, net of tax	—	—	11	—	11
Net income	$981	$478	$1,090	$(1,533)	$1,016
Net income attributable to non-controlling interest	—	—	(35)	—	(35)
Net income attributable to ICE	$981	$478	$1,055	$(1,533)	$981

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income	$981	$478	$1,090	$(1,533)	$1,016
Other comprehensive income (loss):
Foreign currency translation adjustments	—	1	(131)	—	(130)
Change in fair value of net investment hedge	—	—	21	—	21
Change in fair value of available-for-sale securities	—	—	55	—	55
Employee benefit plan adjustments	—	—	(117)	—	(117)
Total other comprehensive income (loss)	—	1	(172)	—	(171)
Comprehensive income of subsidiaries	1,362	185	—	(1,547)	—
Comprehensive income	2,343	664	918	(3,080)	845
Comprehensive income attributable to non-controlling interests	—	—	(35)	—	(35)
Comprehensive income attributable to ICE	$2,343	$664	$883	$(3,080)	$810

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Income
Year Ended December 31, 2013
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Revenues:
Transaction and clearing fees, net	$—	$—	$1,393	$—	$1,393
Data services fees	—	—	246	—	246
Listing fees and other revenues	—	—	91	—	91
Total revenues	—	—	1,730	—	1,730
Transaction-based expenses	—	—	132	—	132
Total revenues, less transaction-based expenses	—	—	1,598	—	1,598
Operating expenses:
Compensation and benefits	—	—	302	—	302
Technology and communication	—	—	63	—	63
Acquisition-related transaction and integration costs	—	—	143	—	143
Selling, general, administrative and other	—	—	144	—	144
Depreciation and amortization	—	—	156	—	156
Total operating expenses	—	—	808	—	808
Operating income	—	—	790	—	790
Total other expense, net	(11)	(3)	(272)	—	(286)
Income (loss) from continuing operations before income taxes	(11)	(3)	518	—	504
Income tax expense (benefit)	(4)	—	188	—	184
Equity earnings from subsidiaries	261	(17)	—	(244)	—
Income (loss) from continuing operations	254	(20)	330	(244)	320
Loss from discontinued operations, net of tax	—	—	(50)	—	(50)
Net income (loss)	$254	$(20)	$280	$(244)	$270
Net income attributable to non-controlling interest	—	—	(16)	—	(16)
Net income (loss) attributable to ICE	$254	$(20)	$264	$(244)	$254

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Comprehensive Income
Year Ended December 31, 2013
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net income (loss)	$254	$(20)	$280	$(244)	$270
Other comprehensive income (loss):
Foreign currency translation adjustments	—	—	70	—	70
Change in fair value of net investment hedge	—	(19)	—	—	(19)
Change in fair value of available-for-sale securities	—	—	(67)	—	(67)
Reclassifications of losses realized on available-for-sale securities to other expense	—	—	190	—	190
Employee benefit plan adjustments	—	—	3	—	3
Total other comprehensive income (loss)	—	(19)	196	—	177
Comprehensive income of subsidiaries	411	310	—	(721)	—
Comprehensive income	665	271	476	(965)	447
Comprehensive income attributable to non-controlling interests	—	—	(16)	—	(16)
Comprehensive income attributable to ICE	$665	$271	$460	$(965)	$431

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2015
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$(162)	$77	$1,518	$(122)	$1,311
Investing activities:
Increase in restricted cash	5	—	(299)	—	(294)
Cash paid for acquisitions, net of cash acquired	(3,751)	—	—	—	(3,751)
Loans to subsidiaries	(383)	(730)	(1,371)	2,484	—
Additional capital contribution to equity method investee	—	—	(60)	—	(60)
Proceeds from term deposits, net	—	1,084	—	—	1,084
Capital expenditures and capitalized software development costs	—	—	(277)	—	(277)
Net cash used in investing activities from continuing operations	(4,129)	354	(2,007)	2,484	(3,298)
Financing activities:
Proceeds from debt facilities and commercial paper, net	4,158	—	—	—	4,158
Repayments of debt facilities	—	(1,028)	—	—	(1,028)
Intercompany borrowing	1,127	592	765	(2,484)	—
Dividends to shareholders	(331)	—	—	—	(331)
Intercompany dividends	—	—	(122)	122	—
Purchase of subsidiary shares from non-controlling interest	—	—	(128)	—	(128)
Repurchases of common stock	(660)	—	—	—	(660)
Other financing activities	(8)	—	(27)	—	(35)
Net cash provided by financing activities from continuing operations	4,286	(436)	488	(2,362)	1,976
Effect of exchange rates on cash and cash equivalents	—	—	(14)	—	(14)
Net decrease in cash and cash equivalents	(5)	(5)	(15)	—	(25)
Cash and cash equivalents, beginning of year	6	5	641	—	652
Cash and cash equivalents, end of year	$1	$—	$626	$—	$627

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2014
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$(350)	$4,651	$(2,399)	$(439)	$1,463
Investing activities:
Increase in restricted cash	—	—	(161)	—	(161)
Cash paid for acquisitions, net of cash acquired	—	—	(577)	—	(577)
Loans to subsidiaries	—	(3,103)	(950)	4,053	—
Proceeds from IPO and sale of Euronext and sale of NYSE Technologies	—	—	2,274	—	2,274
Purchases of term deposits, net	—	(1,304)	54	—	(1,250)
Capital expenditures and capitalized software development costs	—	—	(250)	—	(250)
Net cash used in investing activities from continuing operations	—	(4,407)	390	4,053	36
Financing activities:
Repayments of debt facilities and commercial paper, net	(174)	—	(378)	—	(552)
Intercompany borrowing	1,502	(239)	2,790	(4,053)	—
Dividends to shareholders	(299)	—	—	—	(299)
Intercompany dividends	—	—	(439)	439	—
Purchase of subsidiary shares from non-controlling interest	—	—	(129)	—	(129)
Repurchases of common stock	(645)	—	—	—	(645)
Other financing activities	(30)	—	(18)	—	(48)
Net cash used in financing activities from continuing operations	354	(239)	1,826	(3,614)	(1,673)
Cash and cash equivalents from discontinued operations	—	—	(114)	—	(114)
Effect of exchange rates on cash and cash equivalents	—	—	(21)	—	(21)
Net increase (decrease) in cash and cash equivalents	4	5	(318)	—	(309)
Cash and cash equivalents, beginning of year	2	—	959	—	961
Cash and cash equivalents, end of year	$6	$5	$641	$—	$652

Intercontinental Exchange, Inc.
Condensed Consolidating Statements of Cash Flows
Year Ended December 31, 2013
(in millions)

	ICE (Parent)	Subsidiary Guarantor - NYSE Holdings	Subsidiary Non-Guarantors	Consolidating Adjustments	Consolidated Total
Net cash provided by operating activities from continuing operations	$65	$111	$820	$(282)	$714
Investing activities:
Increase in restricted cash	—	—	(75)	—	(75)
Cash paid for acquisitions, net of cash acquired	(2,742)	—	501	—	(2,241)
Loans to subsidiaries	—	—	(597)	597	—
Purchases of available for sale investments, net	—	—	(26)	—	(26)
Capital expenditures and capitalized software development costs	—	—	(179)	—	(179)
Net cash used in investing activities from continuing operations	(2,742)	—	(376)	597	(2,521)
Financing activities:
Proceeds from debt facilities and commercial paper, net	2,473	—	1,360	—	3,833
Repayments of debt facilities	(13)	(350)	(2,101)	—	(2,464)
Intercompany borrowing	358	239	—	(597)	—
Dividends to shareholders	(75)	—	—	—	(75)
Intercompany dividends	—	—	(282)	282	—
Purchase of subsidiary shares from non-recurring interest	—	—	(40)	—	(40)
Other financing activities	(64)	—	(71)	—	(135)
Net cash provided by financing activities from continuing operations	2,679	(111)	(1,134)	(315)	1,119
Cash and cash equivalents from discontinued operations	—	—	19	—	19
Effect of exchange rates on cash and cash equivalents	—	—	18	—	18
Net increase (decrease) in cash and cash equivalents	2	—	(653)	—	(651)
Cash and cash equivalents, beginning of year	—	—	1,612	—	1,612
Cash and cash equivalents, end of year	$2	$—	$959	$—	$961